                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: 1.

This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KBC Group NV
Address:   Havenlaan 2
           Brussels C9 1080
           Belgium

Form 13F File Number: 028-13043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Andre Bergen
Title:   CEO
Phone:   32 2 429 15 96

Name:    Guido Segers
Title:   Executive Director
Phone:   32 2 429 15 96

Signature, Place, and Date of Signing:


/s/ Andre Bergen                        Brussels, Belgium   6/11/08.
-------------------------------------   [City, State]       [Date]
[Signature]


/s/ Guido Segers                        Brussels, Belgium   6/11/08.
-------------------------------------   [City, State]       [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number   Name
028-12435              KBC Alternative Investment Management LTD

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   3
Form 13F Information Table Value Total:   1,201,195
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     028-13045              KBC Bank NV
2     028-13051              KBC Asset Management NV
3     028-13048              KBC Asset Management Ltd.

SEC FORM 13F-A1 REPORT
As Of Date: 12/31/2007


         COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
-------------------------   --------   ---------   --------   --------------------   ----------   --------   ----------------------
                              TITLE                                                                             VOTING AUTHORITY
                               OF                    VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER    ----------------------
NAME OF ISSUER                CLASS      CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------              --------   ---------   --------   -------   ---   ----   ----------   --------   ------   ------   ----
CONSOLIDATED WATER CO LTD      COM     G23773107       1417     56259    SH            DEFINED     1, 2, 3    56259      0       0
CONSOLIDATED WATER CO LTD      COM     G23773107      19228    763352    SH            DEFINED     1, 2, 3   763352      0       0
CONSOLIDATED WATER CO LTD      COM     G23773107       9612    381584    SH            DEFINED     1, 2, 3   381584      0       0
                                                              1201195


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